23. Share-based Compensation (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Summary of consolidated stock-based compensation expense, by type of awards
	For the Years Ended
	December 31,	December 31,	December 31,
	2018	2017	2016
Employee stock options	$1,799	$886	$962
Restricted stock grants	927	288	339
Total share-based compensation expense	$2,726	$1,174	$1,301

Summary of consolidated stock-based compensation by line items
	For the Years Ended
	December 31, 2018	December 31, 2017	December 31, 2016
General and administrative	$2,579	$1,131	$1,274
Sales, marketing and customer service	147	43	27
Total share-based compensation expense	2,726	1,174	1,301
Total share-based compensation expense after income taxes	$2,726	$1,174	$1,301

Summary of assumptions used in the determination of the fair value of share-based payment awards using the Black-Scholes model for stock option grants

Assumptions used in the determination of the fair value of share-based payment awards using the Black-Scholes model for stock option grants were as follows:

	For the Years Ended
	December 31, 2018	December 31, 2017	December 31, 2016
Expected term	6.25	6.25	4
Risk-free interest rate	2.54%-3.03%	1.81%-2.30%	1.15% - 2.26%
Expected volatility	624%-756%	284%-763%	166% - 178%
Expected dividend yield	0%	0%	0%

Summary of stock option activities
	Shares	Weighted-Average Exercise Price Per Share	Weighted-Average Remaining Contractual Term	Aggregate Intrinsic Value ($000)
Outstanding as of December 31, 2015	635,488	145	7.85	$87,401
Granted	268,490	47
Exercised	(1,000)	49
Forfeited/expired	(352,218)	169
Outstanding as of December 31, 2016	550,760	82	7.40	$60,032
Granted	325,300	4
Exercised	–	–
Forfeited/expired	(374,800)	36
Outstanding as of December 31, 2017	501,260	66	7.03	$769
Granted	287,000	13
Exercised	–	–
Forfeited/expired	(528,060)	10
Outstanding as of December 31, 2018	260,200	212	8.59	$–
Vested and exercisable as of December 31, 2018	76,900	29	9.12	$–
Expected to vest as of December 31, 2018	177,383	12	8.29	$–

Summary of exercise price and remaining life information about options exercisable
Range of exercise price	Shares Exercisable	Weighted Average Remaining Contractual Life	Weighted Average Exercise Price	Aggregate Intrinsic ($000)
$118 - $172	750	7.13	172	–
$40 - $117	28,200	8.39	64	–
$2 - $39	47,950	9.58	6	–
	76,900			–

Summary of changes in non-vested stock awards
	Time-based Options		Restricted Stock
	Shares	Weighted Average Exercise Price Per Share	Shares	Weighted Average Grant-Date Fair Value Per Share
Non-vested as of December 31, 2015	559,658	$128	8,778	$178
Granted	268,491	47	–	–
Vested	(45,573)	110	(2,778)	178
Forfeited	(352,218)	169	(1,250)	177
Non-vested as of December 31, 2016	430,358	$46	4,750	$178
Granted	325,300	4	–	–
Vested	(100,663)	43	(2,187)	128
Forfeited	(275,075)	48	(1,250)	177
Non-vested as of December 31, 2017	379,920	$9	1,313	$264
Granted	287,000	13	663,460	1
Vested	(87,285)	25	(663,273)	1
Forfeited	(396,335)	13	(250)	185
Non-vested as of December 31, 2018	183,300	$8	1,250	$185

Summary of restricted stock awards
	Number of Shares	Weighted Average Grant-Date Fair Value
Restricted stock units at December 31, 2015	218,309	151
Granted	–	–
Forfeited	(1,250)	177
Restricted stock units at December 31, 2016	217,059	151
Granted	–	–
Forfeited	(1,250)	177
Restricted stock units at December 31, 2017	215,809	151
Granted	663,460	1
Forfeited	(250)	185
Restricted stock units at December 31, 2018	879,019	38